PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Deferred Employee Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 2,338	$ 2,741
Defined benefit liabilities
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	2,311	2,695
Pension plan benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	1,310	1,594
Other post-employment benefits and other long-term employee benefits ("OPEB")
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	884	967
Termination benefits
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	117	134
Provisions for social plans (non-current)
Disclosure of net defined benefit liability (asset) [line items]
Deferred employee benefits	$ 27	$ 46